SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CIK 0001846136 Riverview Acquisition Corp
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0